UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08359
                                   ---------------------------------------------

                               The Westport Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)

Edmund H. Nicklin, Jr., 253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 593-7878
                                                   -----------------------------

Date of fiscal year end:   12/31
                        --------------------

Date of reporting period:  09/30/07
                        --------------------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

THE WESTPORT FUNDS
WESTPORT FUNDS
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)
================================================================================

                                                                       Market
COMMON STOCKS -- 93.1%                                    Shares        Value
--------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 3.9%
Cox Radio, Inc. - Class A(a) .....................         94,000   $ 1,226,700
Interpublic Group of Companies, Inc.(a) ..........        100,000     1,038,000
                                                                    -----------
                                                                      2,264,700
                                                                    -----------

Business Products & Services -- 13.6%
CA, Inc. .........................................         63,000     1,620,360
CACI International, Inc.(a) ......................         25,000     1,277,250
ChoicePoint, Inc.(a) .............................         14,400       546,048
Diebold, Inc. ....................................         20,000       908,400
Parametric Technology Corp.(a) ...................         48,000       836,160
Synopsys, Inc.(a) ................................        100,000     2,708,000
                                                                    -----------
                                                                      7,896,218
                                                                    -----------

Capital Goods -- 1.7%
Baldor Electric Company ..........................         25,000       998,750
                                                                    -----------

Chemicals -- 6.5%
Praxair, Inc. ....................................         45,000     3,769,200
                                                                    -----------

Consumer Products & Services -- 3.4%
American Eagle Outfitters, Inc. ..................         40,000     1,052,400
Del Monte Foods Company ..........................         90,000       945,000
                                                                    -----------
                                                                      1,997,400
                                                                    -----------

Health Care Products & Services -- 11.1%
CVS/Caremark Corp. ...............................         91,850     3,640,016
Laboratory Corporation of America Holdings(a) ....         36,000     2,816,280
                                                                    -----------
                                                                      6,456,296
                                                                    -----------

Industrial Specialty Products -- 22.5%
Amphenol Corp. ...................................         60,000     2,385,600
FEI Company(a) ...................................         12,000       377,160
International Rectifier Corp.(a) .................         40,000     1,319,600
Pall Corp. .......................................         50,000     1,945,000
Precision Castparts Corp. ........................         42,000     6,215,160
Texas Instruments, Inc. ..........................         20,064       734,142
                                                                    -----------
                                                                     12,976,662
                                                                    -----------

Insurance -- 1.9%
Hilb, Rogal & Hobbs Company ......................         25,400     1,100,582
                                                                    -----------

Medical Products & Services -- 4.9%
Abbott Laboratories ..............................         37,500     2,010,750
Kinetic Concepts, Inc.(a) ........................         15,000       844,200
                                                                    -----------
                                                                      2,854,950
                                                                    -----------

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
================================================================================

                                                                       Market
COMMON STOCKS -- 93.1% (Continued)                         Shares       Value
--------------------------------------------------------------------------------
Oil & Gas Producers -- 15.1%
Anadarko Petroleum Corp. .........................         50,000   $ 2,687,500
EOG Resources, Inc. ..............................         41,500     3,001,695
Forest Oil Corp.(a) ..............................         19,133       823,484
Pogo Producing Company ...........................         42,500     2,257,175
                                                                    -----------
                                                                      8,769,854
                                                                    -----------

Oil & Gas Services -- 0.7%
Helmerich & Payne, Inc. ..........................         12,488       409,981
                                                                    -----------

Regional Banks & Thrifts -- 4.7%
Cullen/Frost Bankers, Inc. .......................         26,000     1,303,120
SunTrust Banks, Inc. .............................         19,000     1,437,730
                                                                    -----------
                                                                      2,740,850
                                                                    -----------

Transportation -- 2.3%
FedEx Corp. ......................................         13,000     1,361,750
                                                                    -----------

Other -- 0.8% ....................................                      442,200
                                                                    -----------

TOTAL COMMON STOCKS (Cost $34,459,003) ...........                  $54,039,393
                                                                    -----------
================================================================================

                                                                       Market
MONEY MARKETS -- 4.9%                                     Shares        Value
--------------------------------------------------------------------------------
AIM Short Term Treasury - Institutional Class ....      2,858,593   $ 2,858,593
                                                                    -----------

================================================================================

                                                                       Market
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 2.1%          Par Value         Value
--------------------------------------------------------------------------------
U.S. Treasury Bill, 5.001%, 11/1/07 ..............   $    500,000   $    498,354
U.S. Treasury Bill, 4.302%, 11/29/07 .............        500,000        497,068
U.S. Treasury Bill, 4.886%, 12/13/07 .............        250,000        248,151
                                                                    ------------
TOTAL U.S. GOVERNMENT TREASURY
  OBLIGATIONS (Cost $1,242,120) ..................                  $  1,243,573
                                                                    ------------

TOTAL INVESTMENT SECURITIES -- 100.1%
  (Cost $38,559,716) .............................                  $ 58,141,559

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ..                      (83,240)
                                                                    ------------

NET ASSETS -- 100.0% .............................                  $ 58,058,319
                                                                     ===========

(a) Non-income producing security.

See Notes to Portfolios of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)
================================================================================


                                                                       Market
COMMON STOCKS -- 92.5%                                    Shares        Value
-----------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 0.5%
Cox Radio, Inc. - Class A(a) ..................           339,334   $     4,428,309
Emmis Communications Corp.(a) .................           154,153           761,516
                                                                    ---------------
                                                                          5,189,825
                                                                    ---------------

Business Products & Services -- 11.5%
Arbitron, Inc. ................................           677,753        30,729,321
CACI International, Inc.(a) ...................           185,900         9,497,631
IMS Health, Inc. ..............................           539,598        16,533,283
Integral Systems, Inc. ........................            15,734           338,124
Perot Systems Corp. - Class A(a) ..............           925,000        15,641,750
Synopsys, Inc.(a) .............................         1,063,892        28,810,195
TriZetto Group, Inc.(a) .......................         1,014,863        17,770,251
                                                                    ---------------
                                                                        119,320,555
                                                                    ---------------

Capital Goods -- 2.1%
Baldor Electric Company .......................           554,566        22,154,912
                                                                    ---------------

Communications Equipment & Services -- 0.9%
General Communication, Inc. - Class A(a) ......           739,450         8,976,923
                                                                    ---------------

Consumer Products & Services -- 16.4%
Applebee's International, Inc. ................           870,300        21,653,064
Big Lots, Inc.(a) .............................         1,313,056        39,181,591
Darden Restaurants, Inc. ......................           734,200        30,733,612
Del Monte Foods Company .......................         1,635,000        17,167,500
Orient Express Hotels Ltd. - Class A ..........           579,100        29,690,457
Ruby Tuesday, Inc. ............................           890,200        16,326,268
Saks, Inc.(a) .................................           912,600        15,651,090
                                                                    ---------------
                                                                        170,403,582
                                                                    ---------------

Engineering & Consulting -- 1.4%
KBR, Inc.(a) ..................................           375,586        14,561,469
                                                                    ---------------

Health Care Products & Services -- 7.3%
CVS/Caremark Corp. ............................           560,000        22,192,800
Universal Health Services, Inc. - Class B .....           985,200        53,614,584
                                                                    ---------------
                                                                         75,807,384
                                                                    ---------------

Industrial Services -- 11.5%
DeVry, Inc. ...................................         1,275,000        47,187,750
ITT Educational Services, Inc.(a) .............           596,000        72,527,240
                                                                    ---------------
                                                                        119,714,990
                                                                    ---------------

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
================================================================================


                                                                       Market
COMMON STOCKS -- 92.5% (Continued)                         Shares      Value
------------------------------------------------------------------------------------
Industrial Specialty Products -- 19.1%
Charles River Laboratories International,
Inc.(a) .......................................           701,300    $    39,377,995
EMS Technologies, Inc.(a) .....................           254,013          6,230,939
Fairchild Semiconductor Corp.(a) ..............           350,000          6,538,000
Precision Castparts Corp. .....................           642,500         95,077,149
QLogic Corp.(a) ...............................           678,209          9,121,911
Rogers Corp.(a) ...............................           164,800          6,788,112
Thermo Fisher Scientific, Inc.(a) .............           601,000         34,689,720
                                                                     ---------------
                                                                         197,823,826
                                                                     ---------------

Insurance -- 6.6%
Arthur J. Gallagher & Company .................           503,600         14,589,292
Brown & Brown, Inc. ...........................           575,200         15,127,760
Hilb, Rogal & Hobbs Company ...................           900,000         38,997,000
                                                                     ---------------
                                                                          68,714,052
                                                                     ---------------

Medical Products & Services -- 0.7%
Kinetic Concepts, Inc.(a) .....................           130,000          7,316,400
                                                                     ---------------

Oil & Gas Producers -- 6.6%
Forest Oil Corp.(a) ...........................           605,558         26,063,216
Pogo Producing Company ........................           581,300         30,872,843
Stone Energy Corp.(a) .........................           299,000         11,962,990
                                                                     ---------------
                                                                          68,899,049
                                                                     ---------------

Publishing -- 1.5%
John Wiley & Sons, Inc. .......................           338,099         15,190,788
                                                                     ---------------

Real Estate & Construction -- 0.7%
St. Joe Company (The) .........................           226,193          7,602,347
                                                                     ---------------

Regional Banks & Thrifts -- 4.0%
BankUnited Financial Corp. - Class A ..........         1,088,700         16,918,398
Downey Financial Corp. ........................           120,000          6,936,000
Sterling Financial Corp. ......................           275,000          7,400,250
The South Financial Group, Inc. ...............           468,400         10,651,416
                                                                     ---------------
                                                                          41,906,064
                                                                     ---------------

Security Products & Services -- 1.7%
Checkpoint Systems, Inc.(a) ...................           686,600         18,119,374
                                                                     ---------------

TOTAL COMMON STOCKS (Cost $479,684,900) .......                      $   961,701,540
                                                                     ---------------

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
================================================================================



                                                                        Market
MONEY MARKETS -- 0.4%                                   Shares           Value
------------------------------------------------------------------------------------
AIM Short Term Treasury - Institutional
  Class (Cost $4,195,406) .....................          4,195,406   $     4,195,406
                                                                     ---------------

================================================================================


                                                                        Market
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 7.2%         Par Value           Value
------------------------------------------------------------------------------------
U.S. Treasury Bill, 4.875%, 10/25/07 ..........   $    10,000,000    $     9,973,369
U.S. Treasury Bill, 5.001%, 11/1/07 ...........        10,000,000          9,967,082
U.S. Treasury Bill, 4.886%, 12/13/07 ..........        10,000,000          9,926,030
U.S. Treasury Bill, 4.959%, 12/27/07 ..........         5,000,000          4,954,965
U.S. Treasury Bill, 5.012%, 1/10/08 ...........        10,000,000          9,894,310
U.S. Treasury Bill, 5.039%, 1/17/08 ...........        15,000,000         14,831,835
U.S. Treasury Bill, 4.929%, 1/24/08 ...........        15,000,000         14,820,450
                                                                     ---------------

TOTAL U.S. GOVERNMENT TREASURY
 OBLIGATIONS (Cost $74,194,938) ...............                      $    74,368,041
                                                                     ---------------



TOTAL INVESTMENT SECURITIES -- 100.1% .........                      $ 1,040,264,987
(Cost $558,075,244)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                            (941,348)
                                                                     ---------------

NET ASSETS -- 100.0% ..........................                      $ 1,039,323,639
                                                                     ===============


(a) Non-income producing security.

See Notes to Portfolios of Investments.

THE WESTPORT FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
================================================================================
Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information -- As of September 30, 2007, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:


-------------------------------------------------------------------------------------------
                           Federal      Gross Unrealized  Gross Unrealized  Net Unrealized
                           Tax Cost       Appreciation      Depreciation     Appreciation
-------------------------------------------------------------------------------------------
Westport Fund ..........   $ 38,570,280   $ 20,902,561    $ (1,331,282)     $ 19,571,279
Westport Select Cap Fund   $558,139,153   $488,903,101    $ (6,777,267)     $482,125,834
-------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Westport Funds

By (Signature and Title)


/s/ Edmund H. Nicklin, Jr.
---------------------------
Edmund H. Nicklin, Jr.
President

Date:  November 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Edmund H. Nicklin, Jr.
---------------------------
Edmund H. Nicklin, Jr.
President

Date:  November 27, 2007


By (Signature and Title)


/s/ Terry A. Wettergreen
---------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:  November 27, 2007